Subsequent Events - Additional Information (Detail) - USD ($)	Apr. 08, 2022	Apr. 07, 2022	Feb. 23, 2022	Dec. 31, 2021	Aug. 11, 2021	Aug. 12, 2020	Feb. 24, 2020	Feb. 19, 2020
Disclosure of non-adjusting events after reporting period [line items]
Rights outstanding					31,032	86,978	70,939	2,108,542
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			1,115,151,608
Rights outstanding			43,925	2,297,491
Tender offers to purchase notes | Ultrapar International [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum aggregate tender amount		$ 550,003
Maximum aggregate tender amount available for increase		600,000
Exercise of right to increase of initial aggregate tender amount		$ 599,996
Tender offers to purchase notes | Ultrapar International [member] | Notes Due 2026 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate		5.25%
Borrowings, maturity	2026
Aggregate principal amount of valid offers received		$ 114,329
Percentage of outstanding notes purchased		20.79%
Description of notes settlement		April 14 and 18, 2022
Tender offers to purchase notes | Ultrapar International [member] | Notes Due 2029 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate		5.25%
Borrowings, maturity	2029
Aggregate principal amount of valid offers received		$ 606,106
Aggregate principal amount of notes purchased through exercise of rights to increase of initial aggregate tender amount		$ 485,667
Percentage of outstanding notes purchased		57.14%
Description of notes settlement		April 27, 2022